Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Tangible exploration and evaluation assets	$ 27,483,563	$ 27,707,769
Additions	2,878,672	1,439,639
Adjustments		(412,549)
Earn-in Randgold payment	(2,619,804)	(1,251,296)
Tangible exploration and evaluation assets	27,742,431	27,483,563
North Kivu [Member]
Statements [Line Items]
Tangible exploration and evaluation assets	10,158,956	9,955,415
Additions	122,568	203,541
Adjustments		0
Earn-in Randgold payment	0	0
Tangible exploration and evaluation assets	10,281,524	10,158,956
Ngayu [Member]
Statements [Line Items]
Tangible exploration and evaluation assets	17,324,607	17,752,354
Additions	2,756,104	1,236,098
Adjustments		(412,549)
Earn-in Randgold payment	(2,619,804)	(1,251,296)
Tangible exploration and evaluation assets	$ 17,460,907	$ 17,324,607